Intangible Assets, Net (Details) - Schedule of acquired intangible assets - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Preliminary Fair Value		$ 11,113,000
Accumulated amortization		(192,423)
Preliminary Fair Value		10,920,577
Intangible Assets Total	$ 11,113,000	11,113,000
Less: Accumulated depreciation	(384,731)	(192,423)
Total	$ 10,728,269	10,920,577
Patent products [Member]
Finite-Lived Intangible Assets [Line Items]
Preliminary Fair Value		10,277,000
Patent products [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Average Estimated Life		3.3
Patent products [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Average Estimated Life		15.4
Licenses and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Preliminary Fair Value		865,000
Average Estimated Life		9
Customer/distribution list [Member]
Finite-Lived Intangible Assets [Line Items]
Preliminary Fair Value		(29,000)
Average Estimated Life		$ 12.5